Company Dividends	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Contribution [Line Items]
Company Dividends	Company Dividends
The Plan did not receive any cash dividends on Rayonier Advanced Materials Inc. common stock owned during the year ended December 31, 2025, as the Company did not declare or pay any dividends during 2025.